Johnson Disciplined Mid-Cap Fund (Prospectus Summary) | Johnson Disciplined Mid-Cap Fund
The Johnson Disciplined Mid-Cap Fund
Investment Objective:
Long term capital growth
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Johnson Disciplined Mid-Cap Fund
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Johnson Disciplined Mid-Cap Fund
Management Fees		1.00%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	none
Total Annual Fund Operating Expenses		1.00%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson Disciplined Mid-Cap Fund	103	320	555	1,229

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.80% of the average value of its portfolio.

Principal Investment Strategies of the Fund:
The Fund invests primarily in equity securities of medium-sized companies (those with a market capitalization between $1 billion and $15 billion) that its Adviser believes offer opportunities for capital growth. The Adviser primarily selects companies for the Fund’s portfolio using a disciplined, quantitative model developed by the Adviser that assigns a weighted average score based on company specific information that the adviser believes provides the best measure of historical and expected future growth, profit trends and traditional and relative value. The Fund may sell a security if its relative quantitative score declines, or if the Adviser determines that the quantitative assessment in no longer accurate due to special circumstances. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in equity securities of medium-sized companies. For purposes of the 80% test, equity securities include common stock, preferred stocks and exchange traded Funds (ETFs) that invest primarily in equity securities.

Principal Risks of Investing in the Fund:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Turnover Risk — The Fund may incur greater transaction costs and realized capital gains as a result of higher turnover of securities.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment or quantitative model will produce the desired results.

Small and Medium Sized Company Risk — In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

¨	Possible dependence on a limited product line, limited financial resources or a limited management group.
¨	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.
¨	Greater fluctuation in value than larger, more established company stocks.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.
Average Total Returns for the Disciplined Mid-Cap Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 37.54% in the second quarter of 2009, and the lowest return was -33.63% in the fourth quarter of 2008.
Average Annual Total Returns: For the Periods end December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Johnson Disciplined Mid-Cap Fund	Return Before Taxes	16.54%	1.42%	8.82%
Johnson Disciplined Mid-Cap Fund After Taxes on Distributions	Return After Taxes on Distributions	16.26%	1.31%	8.09%
Johnson Disciplined Mid-Cap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.11%	1.19%	7.75%
Johnson Disciplined Mid-Cap Fund Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	17.28%	3.57%	10.65%

The Russell MidCap Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.